Leases (Details) - Schedule of Operating Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Successor [Member]
Schedule of Operating Lease Liabilities [Line Items]
Right-of-use assets, net	$ 1,836,099
Operating lease liabilities, current	821,318
Operating lease liabilities, non-current	1,073,310
Total operating lease liabilities	$ 1,894,628
Weighted-average remaining lease term of operating leases (in years)	2 years 3 months
Weighted-average discount rate for operating leases	9.60%
Predecessor [Member]
Schedule of Operating Lease Liabilities [Line Items]
Right-of-use assets, net		$ 2,189,565
Operating lease liabilities, current		769,092
Operating lease liabilities, non-current		1,575,499
Total operating lease liabilities		$ 2,344,591
Weighted-average remaining lease term of operating leases (in years)		2 years 9 months
Weighted-average discount rate for operating leases		9.60%